Compensation Plans (Schedule Of Outstanding Share Units) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Canadian Dollar [Member] | Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested and Outstanding Share Units, Beginning of Year	1,134	961
Granted	457	856
Deemed Eligible to Vest	(211)	(552)
Units, in Lieu of Dividends	18	40
Forfeited	(176)	(171)
Unvested and Outstanding Share Units, End of Year	1,222	1,134
Canadian Dollar [Member] | Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested and Outstanding Share Units, Beginning of Year	5,130	1,966
Granted	2,785	3,873
Units, in Lieu of Dividends	94	205
Vested and Released	(1,368)
Forfeited	(754)	(914)
Unvested and Outstanding Share Units, End of Year	5,887	5,130
United States Of America Dollars [Member] | Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested and Outstanding Share Units, Beginning of Year	363	693
Granted	167	192
Deemed Eligible to Vest	(173)	(474)
Units, in Lieu of Dividends	4	14
Forfeited	(83)	(62)
Unvested and Outstanding Share Units, End of Year	278	363
United States Of America Dollars [Member] | Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested and Outstanding Share Units, Beginning of Year	3,475	1,596
Granted	1,767	2,458
Units, in Lieu of Dividends	51	139
Vested and Released	(1,071)
Forfeited	(1,112)	(718)
Unvested and Outstanding Share Units, End of Year	3,110	3,475